Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade and Other Receivables Net
Due to negative market trends caused by the

COVID-19

pandemic credit risk increased in 2020 as counterparties faced difficulties in generating and raising sufficient cash flows to provide liquidity. Allowance for expected credit losses was adjusted in order to reflect uncertainty followed by the

COVID-19

impact.

	December 31, 2020	December 31, 2019
Trade receivables, including from contracts with	21,863	21,262
— domestic customers	18,104	18,251
— foreign customers	3,759	3,011
Less allowance for expected credit losses on trade receivables	(5,984)	(6,200)

Total trade receivables, net	15,879	15,062

Other receivables	4,035	2,933
Less allowance for expected credit losses on other receivables	(3,511)	(2,655)

Total other receivables, net	524	278

Total accounts receivable, net	16,403	15,340

Summary of Credit Risk Exposure on Trade Receivables
Set out below is the information about the credit risk exposure on the Group’s trade receivables (not subject to provisional pricing) by ageing as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Trade receivables	Expected credit losses	Trade receivables	Expected credit losses
Current	11,088	(253)	11,585	(169)
=<30 days	2,442	(103)	2,023	(59)
31-60 days	590	(129)	502	(99)
61-90 days	430	(121)	352	(126)
91-180 days	385	(88)	444	(134)
181-365 days	547	(175)	659	(565)
>1 year	5,266	(5,115)	5,238	(5,048)

Total trade receivables	20,748	(5,984)	20,803	(6,200)

Summary of Movements in Allowance for Expected Credit Losses on Trade and Other Receivables
The movements in the allowance for expected credit losses on trade and other receivables were as follows:

Total
At December 31, 2017	9,083
Charge	791
Utilised amounts	(575)
Exchange rate difference	538

At December 31, 2018	9,837
Charge	226
Utilised amounts	(800)
Exchange rate difference	(408)

At December 31, 2019	8,855
Charge	177
Utilised amounts	(653)
Discontinued operations	(2)

Exchange rate difference	1,118

At December 31, 2020	9,495